SIGNIFICANT TRANSACTIONS - Net assets subject to foreclosure (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 11,242,958	$ 32,695,079
Trade receivables	98,211,154	165,859,933
Other receivables	12,060,759	15,861,981
Inventories	46,408,777	87,611,269
Non-current assets
Other receivables	16,228,480	23,660,530
Property, plant and equipment	60,655,861	74,575,386	$ 74,573,278
Intangible assets	74,655,056	181,173,079	$ 176,893,136
Goodwill	28,550,361	112,163,432
Right of use asset	10,956,448	16,377,701
Current liabilities
Trade and other payables	57,674,444	96,432,604
Borrowings	47,260,267	119,728,126
Employee benefits and social security	4,846,155	6,174,012
Lease liabilities	2,108,964	6,884,042
Non-current liabilities
Borrowings	59,982,642	38,198,026
Deferred revenue and advances from customers	1,436,912	1,436,912
Lease liabilities	8,781,609	$ 9,527,939
Total liabilities subject to foreclosure	29,430,378
Assets subject to foreclosure
Current assets
Cash and cash equivalents	555,828
Trade receivables	22,427,071
Other receivables	3,046,129
Inventories	12,742,121
Non-current assets
Other receivables	2,229,671
Investment properties	568,967
Property, plant and equipment	12,171,900
Intangible assets	89,619,466
Goodwill	76,089,749
Right of use asset	4,884,724
Total assets subject to foreclosure	224,335,626
Current liabilities
Trade and other payables	20,483,115
Borrowings	21,046
Employee benefits and social security	369,852
Consideration for acquisition	7,530
Lease liabilities	988,531
Non-current liabilities
Borrowings	3,024,032
Deferred revenue and advances from customers	383,422
Lease liabilities	4,152,850
Total liabilities subject to foreclosure	29,430,378
Net assets subject to foreclosure	$ 194,905,248